Business Combinations - Summary of Net Cash Outflows (Detail) - Sergio Rossi Acquisition [member] € in Thousands	Jul. 31, 2021 EUR (€)
Disclosure of detailed information about business combination [line items]
Consideration paid	€ 17,250
Cash and bank balances acquired	(8,357)
Net cash outflow - Investing activities	€ 8,893